Summary of significant accounting policies (Details Narrative) - USD ($)	2 Months Ended	3 Months Ended	11 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2015	Mar. 31, 2015	Mar. 31, 2015	Jan. 31, 2015	May. 11, 2014
Grant income	$ 0	$ 175
Cash and cash equivalents	$ 489,640	$ 4,329,496	$ 687,739	$ 687,739		$ 0
Restricted Stock [Member]
Shares outstanding		546,889	623,858	623,858
National Science Foundation [Member]
Grant income		$ 29,999
Awarded grants		$ 29,999
North Carolina Board of Science, Technology & Innovation [Member]
Grant income			$ 50,000
National Science Foundation [Member]
Grant income			$ 150,000
Proforma Adjustments [Member]
Grant income					$ 0
Cash and cash equivalents					(5,166)
Akoustis Technologies, Inc. [Member]
Grant income					0
Cash and cash equivalents					5,166
As Adjusted [Member]
Cash and cash equivalents					$ 4,577,003
Patent [Member]
Intangible assets useful lives			15 years
Maximum [Member]
Property and equipment estimated useful lives				10 years
Minimum [Member]
Property and equipment estimated useful lives				3 years